FORWARD SHARE PURCHASE AGREEMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Forward Share Purchase Agreements
SCHEDULE OF FAVIR VALUE MEASUREMENTS
	June 9, 2022	June 30, 2022
Stock Price	$9.47	$8.23
Exercise (Strike) Price	$10.80	$10.80
Time to Maturity (in years)	0.25	0.19
Annual Risk Free Rate	1.30%	1.70%
Volatility	122.00%	122.00%